Employee Benefit Plans and Postretirement Benefits (Tables)	9 Months Ended
Sep. 30, 2016
Postemployment Benefits [Abstract]
Net Periodic Benefit Cost

The following summarizes the components of net periodic benefit cost of CNH Industrial’s defined benefit pension plans and postretirement health and life insurance plans for the three and nine months ended September 30, 2016 and 2015 (in millions):

	Pension		Healthcare		Other
	Three Months Ended September 30,		Three Months Ended September 30,		Three Months Ended September 30,
	2016	2015	2016	2015	2016	2015
	(in millions)
Service cost	$7	$7	$2	$2	$3	$4
Interest cost	22	28	10	12	1	1
Expected return on assets	(28)	(35)	(2)	(1)	—	—
Amortization of:
Prior service credit	—	—	(1)	(3)	1	—
Actuarial loss	19	21	4	7	—	—
Net periodic benefit cost	$20	$21	$13	$17	$5	$5

	Pension		Healthcare		Other
	Nine Months Ended September 30,		Nine Months Ended September 30,		Nine Months Ended September 30,
	2016	2015	2016	2015	2016	2015
	(in millions)
Service cost	$22	$22	$5	$6	$10	$11
Interest cost	66	84	30	36	3	4
Expected return on assets	(86)	(105)	(5)	(5)	—	—
Amortization of:
Prior service credit	—	—	(3)	(8)	1	—
Actuarial loss	58	62	11	20	—	1
Net periodic benefit cost	$60	$63	$38	$49	$14	$16